Jensen Quality Value Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 98 .64%
Air Freight & Logistics — 2 .58%
Expeditors International of Washington, Inc. 40,810 $ 4,762,935
Automobile Components — 2 .74%
Gentex Corp. 154,820 5,056,421
Building Products — 3 .90%
Lennox International, Inc. 19,120 7,204,607
Capital Markets — 2 .54%
FactSet Research Systems, Inc. 10,750 4,691,408
Commercial Services & Supplies — 3 .53%
Copart, Inc. (a) 145,310 6,514,247
Communications Equipment — 2 .02%
F5, Inc. (a) 22,750 3,723,265
Consumer Staples Distribution & Retail — 3 .47%
Kroger Co. 137,980 6,400,892
Containers & Packaging — 4 .06%
Crown Holdings, Inc. 80,820 7,488,781
Distributors — 4 .89%
Genuine Parts Co. 39,090 6,009,306
Pool Corp. 8,240 3,012,544
9,021,850
Electronic Equipment, Instruments & Components — 3 .89%
Amphenol Corp. - Class A 50,530 4,465,841
Keysight Technologies, Inc. (a) 20,440 2,724,652
7,190,493
Food Products — 7 .36%
Campbell Soup Co. 82,810 3,453,177
General Mills, Inc. 71,840 4,860,694
Kellogg Co. 86,320 5,267,247
13,581,118
Health Care Equipment & Supplies — 1 .45%
ResMed, Inc. 16,820 2,684,304
Health Care Providers & Services — 7 .75%
Encompass Health Corp. 105,540 7,497,561
Laboratory Corp. of America Holdings 32,710 6,806,951
14,304,512

Jensen Quality Value Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 98.64% (Continued)
Household Products — 3 .03%
Church & Dwight Co., Inc. 57,870 $ 5,600,080
Life Sciences Tools & Services — 6 .49%
Bio-Techne Corp. 42,000 3,292,800
Charles River Laboratories International, Inc. (a) 25,530 5,280,115
Waters Corp. (a) 12,170 3,417,336
11,990,251
Machinery — 3 .49%
Donaldson Co., Inc. 42,060 2,686,372
Toro Co. 36,630 3,747,982
6,434,354
Professional Services — 13 .10%
Broadridge Financial Solutions, Inc. 39,409 7,338,349
Equifax, Inc. 34,240 7,077,407
Genpact Ltd. 145,590 5,434,875
Maximus, Inc. 27,130 2,192,647
Verisk Analytics, Inc. 8,850 2,143,647
24,186,925
Real Estate Management & Development — 1 .65%
CBRE Group, Inc. - Class A (a) 35,770 3,042,239
Semiconductors & Semiconductor Equipment — 3 .23%
Microchip Technology, Inc. 72,840 5,961,226
Software — 5 .98%
Cadence Design Systems, Inc. (a) 21,770 5,234,379
Manhattan Associates, Inc. (a) 28,640 5,803,037
11,037,416
Specialty Retail — 7 .37%
Best Buy Co., Inc. 67,290 5,144,321
Tractor Supply Co. 24,050 5,254,924
Williams-Sonoma, Inc. 22,760 3,213,712
13,612,957
Textiles, Apparel & Luxury Goods — 1 .93%
Levi Strauss & Co. - Class A 258,640 3,561,473
Trading Companies & Distributors — 2 .19%
United Rentals, Inc. 8,490 4,045,825
TOTAL COMMON STOCKS (Cost $156,324,142) 182,097,579

Jensen Quality Value Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive property of MSCI,
Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
MONEY MARKET FUNDS — 1 .31%
First American Treasury Obligations Fund - X Class - 5.165% (b) 2,424,780 $ 2,424,780
TOTAL MONEY MARKET FUNDS (Cost $2,424,780) 2,424,780
Total Investments (Cost $158,748,922) — 99.95% 184,522,359
Other Assets in Excess of Liabilities — 0.05% 92,040
TOTAL NET ASSETS — 100.00% $ 184,614,399
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of August 31, 2023.

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Jensen Quality Value Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 182,097,579 $ – $ – $ 182,097,579
Total Equity Securities 182,097,579 – – 182,097,579
Money Market Funds 2,424,780 – – 2,424,780
Total Investments in Securities $ 184,522,359 $ – $ – $ 184,522,359
(1)
See the Schedule of Investments for industry classifications.